SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

(a) In January 2020, the Company completed its IPO on the New York stock exchange and issued 9,904,933 ADS for a net proceeds of approximately US$128.4 million (equivalent to RMB884.5 million) at an issuance price of US$13.5 per ADS. Each ADS represents ten ordinary shares. All of the issued and outstanding 1,448,506,852 preferred shares were converted to ordinary shares on a one-for-one-basis at the same time.

(b) On March 18, 2020, one of the Company’s subsidiaries entered into investment and cooperation agreements with the local government of the Huaqiao Economic Development Zone (“Huaqiao EDZ”), in Kunshan, Jiangshu Province, China. Pursuant to the agreements, the Company established a wholly-owned subsidiary, Shan Wutong Co., Ltd (“Shan Wutong”) in the Huaqiao EDZ, which formed a joint venture with Kunshan Yinqiao Holding Group Co., Ltd., (“Kunshan Yinqiao”), an investment entity of the local government. In April 2020, Shan Wutong made a capital contribution of RMB625 million in exchange for 51.02% equity interest in the joint venture and Kunshan Yinqiao made a capital contribution of RMB600 million in exchange for the remaining 48.98% ownership. The joint venture is engaged in operating residential rental business.

Pursuant to the agreements, Shan Wutong and Kunshan Yinqiao will not transfer their respective equity interests in the joint venture for a period of eight years after the capital contributions to the joint venture are completed. After the eight years, Kunshan Yinqiao will have the right to require the Company’s subsidiary or its designated party to repurchase all of Kunshan Yinqiao’s equity interest in the joint venture at a price equal to Kunshan Yinqiao’s initial capital contribution of RMB600 million plus interest with an annual interest rate equal to the People's Bank of China’s benchmark rate plus certain spread if Shan Wutong and its affiliates established in the Huaqiao EDZ contribute tax revenues to the local government of less than a certain amount in the aggregate in the eight-year period. To secure such repurchase obligation, Shan Wutong pledges all of its equity interest in the joint venture to Kunshan Yinqiao.

(c) On April 14, 2020, the VIEs, the nominee equity holders of VIEs and Qing Wutong Co., Ltd (“Qing Wutong”), the Company’s wholly-owned subsidiary, entered into a series contractual agreements, including Exclusive Business Cooperation Agreement, Equity Pledge Agreement, Exclusive Call Option Agreement, Spousal Consent Letters and Power of Attorney Agreements that contain the same terms and conditions as those entered into with Xiaofangjian as detailed in Note 1(b), which was superseded at the same time. As a result, Qing Wutong became the primary beneficiary of the VIEs and the consolidated financial statements of the VIEs continues to be consolidated in the Company’s consolidated financial statements. The nominee equity holders of VIEs are still in the process of completing the registration of the equity pledge in accordance with the EquityPledge Agreements.

(d) There was an outbreak of the novel coronavirus disease that has been designated as COVID-19 China and other countries. Chinese government implemented various measurements including travel restrictions, extended holidays, quarantining individuals and requirements that most business be conducted remotely, starting from the lockdown of the City of Wuhan on January 23, 2020. These measurements have interrupted the operation of Group’s businesses. This, in turn, has caused a decrease in the Group’s occupancy rate, slower pace of sourcing and renovating new apartment units and early termination of lease agreements with landlords, which have had an adverse effect on the Group’s results of operations. The Group’s total revenues declined by a single digital percentage for the first quarter of 2020 compared to the fourth quarter of 2019 due to the decline in the occupancy rate. The early termination of lease agreements with landlords resulted in a loss of approximately RMB 82.0 million for the related leasehold improvements and deposits to the landlords for the first quarter of 2020. As the COVID -19 outbreak has further spread outside the PRC and it is uncertain as to whether the COVID -19 outbreak will continue to be contained in the PRC, the Group is unable to reasonably estimate the magnitude of COVID -19's impact on its operations and the related financial impact for 2020 at this time.

(e) On April 24, 2020, a complaint was filed in the United States District Court for the Southern District of New York, against the Company, certain of the Company’s directors and officers, and other defendants in a putative shareholder class action lawsuit in connection with the IPO. The complaint alleges that the prospectus for the IPO contains material misstatements and omissions and seeks remedies under the Securities Act of 1933. The Company has not accrued any loss contingencies related with the complaint as management cannot reasonably estimate the likelihood of an unfavorable outcome or provide any estimate of the amount or range of any potential loss as the case is in its preliminary stage.